SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

February 20, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Disciplined Volatility Equity Active ETF and iShares Dynamic Equity
Active ETF, each a series of BlackRock ETF Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the acquisition by iShares Disciplined Volatility Equity Active ETF and iShares Dynamic Equity Active ETF, of all of the assets and certain stated liabilities of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Dynamic Equity Fund, each a series of Managed Account Series, respectively, in exchange for newly issued shares of iShares Disciplined Volatility Equity Active ETF and iShares Dynamic Equity Active ETF, respectively.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn, Esq.
Jessica Holly, Esq.
BlackRock Fund Advisors

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.